Loss Per Share (Tables)	12 Months Ended
Jan. 31, 2020
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Disclosure of Detailed Information About Earning Loss Per Share

(a) Basic and diluted loss per share

	For the Year Ended 31 January 2020 NZ$	For the Year Ended 31 January 2019 NZ$
From continuing operations attributable to the ordinary equity holders of the Group	(34.74)	(200.77)
Total basic and diluted loss per share attributable to the ordinary equity holders of the Group	(34.74)	(200.77)

(b) Reconciliation of loss used in calculating loss per share

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Basic and diluted loss per share
Loss attributable to the ordinary equity holders of the Group used in calculating basic earnings per share:	(54,305)	(49,220)

(c) Weighted average number of shares used as the denominator

	31 January 2020 Number	31 January 2019 Number*

Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	1,563,056	243,790

* On 20 December 2019 the company executed a 1-100 reverse share split reducing the number of shares. The reverse split has also been reflected in the prior year number of shares.